Shareholders' Equity	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Shareholders' Equity
9.	Shareholders’ Equity

Private Placement of Common Shares

On February 13, 2018, the Company entered into the Purchase Agreement. Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its Common Shares to the Investors for aggregate gross proceeds of approximately $55.8 million, at a purchase price equal to $18.00 per share. The Purchase Agreement contains customary representations and warranties from the Company and the Investors and customary closing conditions. On February 15, 2018, the Company completed the sale under the Private Placement and received gross proceeds of approximately $55.8 million, or €44.8 million.

Share Subscription Agreement with Incyte

Concurrent with the Incyte collaboration and license agreement discussed above under Note 8, the Company entered into a share subscription agreement with Incyte on December 20, 2016. On January 23, 2017, under the terms of the share subscription agreement, the Company issued 3,200,000 of its Common Shares to Incyte at the agreed price per share of $25.00, for an aggregate purchase price of $80.0 million or €74.7 million. During the six months ended June 30, 2017, the Company received proceeds, net of issuance costs, of €74.4 million. A €1.1 million discount on the subscription share price, combined with a €0.4 million foreign currency translation accompanying the issuance of these shares, increased share capital by €0.3 million and share premium by €73.4 million.

Issued and paid-in share capital

All issued shares have been fully paid in cash.

Common shares

For the six-month period ended June 30, 2018, 34,041 options were exercised at a weighted average exercise price of €1.93 per share. As a result, 34,041 Common Shares were issued, share capital increased by €3,064 and share premium increased by €62,635.

For the six-month period ended June 30, 2017, 110,869 options were exercised with a weighted average exercise price of €2.05 per share. As a result, 110,869 Common Shares were issued, share capital increased by €9,978 and share premium increased by €216,830.

At June 30, 2018, a total of 22,632,800 Common Shares were issued and paid up. At June 30, 2017, a total of 19,396,720 Common Shares were issued and paid up.

Share Premium Reserve

The share premium reserve relates to amounts contributed by shareholders at the issue of shares in excess of the nominal value of the shares issued.

All share premium can be considered as free share premium as referred to in the Netherlands Income Tax Act.

Share-based Payment Arrangements

Share-based payment expenses included in personnel expenses were €4.6 million and €7.9 million in the six-month periods ended June 30, 2018, and June 30, 2017, respectively. For details on the related share-based payment expenses recognized as employee benefit expenses, see Note 12.

In June 2016, the Company established the 2016 Incentive Award Plan (the “2016 Plan”). Options granted under the 2016 Plan are exercisable once vested. The options granted under the 2016 Plan vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 75% of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date. Options will lapse on the tenth anniversary of the date of grant.

The Restricted Stock Units (“RSUs”) granted under the 2016 Plan also vest in installments over a four-year period from the grant date. Each RSU represents the right to receive one Common Share.

As stated in the 2016 Plan, the Company has established the Non-Executive Director Compensation Program whereas Non-Executive Directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as annual awards. The initial awards granted under the Non-Executive Director Compensation Program vest in installments over a three-year period. Thirty-three percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 67% of the options in 24 substantially equal monthly installments thereafter, such that the award shall be fully vested on the third anniversary of the vesting commencement date. Each subsequent award shall vest and become exercisable in 12 substantially equal monthly installments following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.

Share-based payment expenses are recognized for each subsequent award that a Non-Executive Director is entitled to over their remaining term. Since subsequent awards are not subject to shareholder approval, the grant date is established and expenses are based on grant date fair value. The grant date fair value is not updated in each future reporting period and therefore the estimated fair value is not revised and expense recognized is based on the actual grant date fair value of the awards granted.

During the six months ended June 30, 2018, the Company granted options to purchase 469,068 Common Shares with a grant date fair value of €4.4 million to employees under the 2016 Plan.

Pursuant to the “evergreen” provisions of the 2016 Plan, the number of Common Shares authorized for issuance under the plan automatically increased by 777,194 Common Shares to 1,090,368 Common Shares effective January 1, 2018.

Measurement of fair values of the equity-settled share-based payment arrangements

The fair value of the employee share options has been measured using a binomial option pricing model, including members of the Board of Directors. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value. Key management personnel include the Company’s executive management and the Board of Directors.

The inputs used in the measurement of the fair values and the related fair values at the grant dates were as follows for the options granted during the six-month period ended June 30, 2018:

	Key Management Personnel (€)	All Other Personnel (€)
Fair value at grant date	9.34-9.45	9.30-10.37
Share price at grant date	14.57-14.87	14.57-18.24
Exercise price	14.57-14.87	14.57-18.24
Expected volatility (weighted-average)	95.1%	94.6%
Contractual life	10 years	10 years
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	2.79%-2.94%	2.84%-2.94%

Reconciliation of outstanding share options

The number of share options and the weighted average exercise prices of share options granted were as follows for the six-month period ended June 30, 2018:

	Weighted average exercise price (€)	Number of options
Outstanding at January 1, 2018	13.99	2,213,985
Forfeited during the six-month period	19.67	(12,044)
Expired during the six-month period	14.02	(5,146)
Exercised during the six-month period	1.93	(34,041)
Granted during the six-month period	14.68	469,068

Outstanding at June 30, 2018	14.24	2,631,822
Exercisable at June 30, 2018	12.18	1,105,059

The options outstanding at June 30, 2018, had an exercise price in the range of €1.93 to €27.47 and a weighted-average remaining contractual life of 8.2 years. The weighted-average share price at the date of exercise for share options exercised during the six months ended June 30, 2018 was €17.12.

There were 2,631,822 outstanding share options at June 30, 2018, with a weighted average exercise price of €14.24.

The number of options outstanding as of June 30, 2018, was as follows:

Group of employees entitled	June 30, 2018
Key management personnel	2,153,810
All other employees	478,012

Total	2,631,822

During the six months ended June 30, 2018, the Company did not grant any new RSUs. The number of RSUs outstanding is summarized as follows:

	Weighted average grant price (€)	Number of RSU’s
Outstanding at January 1, 2018	20.03	194,546
Forfeited during the six-month period	—	—
Vested during the six-month period	20.03	(76,245)
Granted during the six-month period	—	—

Outstanding at June 30, 2018	20.03	118,301